Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net loss from continuing operations	$ (4,281,683)	$ (1,549,515)	$ (14,108,343)	$ (2,683,231)
Loss from discontinued operations				(904,322)
Net loss	(4,281,683)	(1,549,515)	(14,108,343)	(3,587,553)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option and warrants issued for services	541,986	342,179	7,809,893	1,617,268
Warrant derivative liability	(393,416)	(64,199)	749,166	483,441
Stock issued for services	308,686	521,784	1,201,602
Amortization of beneficial conversion	4,725
Depreciation and amortization	1,247,250	275,749	1,209,769	89
Changes in operating assets and liabilities:
Accounts receivable	(190,705)	(504,398)	32,800
Inventory	115,591	(235,826)	(347,174)
Prepaid expenses and deposits	66,502	(751,144)	(355,989)	(41,039)
Accrued dividends payable	164,294		54,155
Accounts payable and accrued expenses	282,487	242,163	(391,958)	173,738
Net Cash Used in Continuing Operating Activities	(2,134,283)	(1,723,207)	(4,146,079)	(1,354,056)
Net Cash Provided by (Used in) Discontinued Operating Activities				81,382
INVESTING ACTIVITIES
Acquisition of subsidiaries		(150,000)	(1,185,392)
Purchase of license			(100,000)
Purchase of property and equipment		(81,927)	(135,360)	(11,021)
Net Cash Used in Investing Activities		(231,927)	(1,420,752)	(11,021)
Net Cash Used in Discontinued Investing Activities				(24,418)
FINANCING ACTIVITIES
Proceeds from preferred stock	1,228,500		2,000,000
Proceeds from notes payable	500,000
Proceeds from related party loans	55,000		22,096
Repayment of notes payable	(36,391)	(94,006)	(1,629,231)
Repayment of notes payable - related party	(1,328)
Acquisition of subsidiary		404,333	1,800,978
Proceeds from common stock and warrants, net of offering costs in 2009				499,999
Net Cash Provided by Financing Activities	1,745,781	310,327	2,193,843	499,999
Net Cash Provided by (Used in) Discontinued Financing Activities				(50,642)
NET INCREASE (DECREASE) IN CASH	(388,502)	(1,644,807)	(3,372,988)	(858,756)
CASH AT BEGINNING OF PERIOD	527,108	3,900,096	3,900,096	4,758,852
CASH AT END OF PERIOD	138,606	2,255,289	527,108	3,900,096
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for Interest	17,734		49,324
Cash paid for Income taxes				12,781
NON CASH FINANCING ACTIVITIES:
Liability paid on behalf of the Company by a shareholder				8,467
Reclassification of warrant derivative liability to (from) additional paid-in capital				136,500
Common stock issued for acquisition of subsidiary		2,430,009	7,537,817
Common stock issued - license		177,000	177,000
Common stock issued - debt	677,476
Common stock issued - preferred stock and dividends payable	$ 7,199